Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets
Schedule of carrying amount of goodwill reported in reporting units
	Retail	Commercial
(in thousands)	Banking	Banking	Total
December 31, 2015	$687,492	$308,000	$995,492
December 31, 2014	687,492	308,000	995,492

Schedule of estimated future amortization expense for mortgage servicing rights
Estimated
(dollars in thousands)	Amortization
Year ending December 31:
2016	$3,256
2017	2,833
2018	2,478
2019	2,174
2020	1,905

Schedule of details of mortgage servicing rights
	December 31,
(dollars in thousands)	2015	2014
Gross carrying amount	$56,479	$54,693
Accumulated amortization	35,044	29,502
Net carrying value	$21,435	$25,191

Schedule of changes in amortized mortgage servicing rights
	Year Ended December 31,
(dollars in thousands)	2015	2014
Balance at beginning of year	$25,191	$13,278
Originations	1,786	1,237
Purchases	—	14,579
Amortization	(5,542)	(3,903)
Balance at end of year	$21,435	$25,191
Fair value of amortized MSRs at end of year	$29,676	$31,807
Balance of loans serviced for others	$3,220,865	$3,570,912

Schedule of quantitative assumptions used in determining lower of cost or fair value of MSRs
	2015		2014
		Weighted‑		Weighted‑
	Range	Average	Range	Average
Conditional prepayment rate	8.54% ‑ 16.50%	9.20%	9.13% ‑ 18.03%	10.08%
Life in years (of the MSR)	3.89 ‑ 7.42	6.36	3.78 ‑ 7.17	6.80
Weighted‑average coupon rate	4.02% ‑ 7.02%	4.08%	3.98% ‑ 7.07%	4.14%
Discount rate	10.50% ‑ 10.52%	10.50%	10.50% ‑ 10.52%	10.50%